CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Ordinary Share CNY	Preference shares CNY	Class A Convertible Preference Share CNY	Class B Convertible Preference Share CNY	Class B Convertible Preference Share Preference shares CNY	Class C Convertible Preference Share CNY	Class C Convertible Preference Share Preference shares CNY	Ordinary Share USD ($)	Ordinary Share CNY	Ordinary Share CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Additional Paid-in Capital Ordinary Share CNY	Additional Paid-in Capital Preference shares CNY	Subscription Receivables CNY	Subscription Receivables Ordinary Share CNY	Subscription Receivables Preference shares CNY	Appropriated Retained Earnings USD ($)	Appropriated Retained Earnings CNY	Unappropriated Retained Earnings USD ($)	Unappropriated Retained Earnings CNY	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) CNY
Beginning Balance at Jan. 01, 2009		295,979,780			25						101,350			173,200,000			(101,375)				27,991,612		94,776,558		11,610
Beginning Balance (in shares) at Jan. 01, 2009					3,711.952						14,847,811
Capital contribution			7,037	1,759											(94,313)	1,734		101,350	25
Issuance of shares (in shares)							1,065.330		374.907
Issuance of shares				54,050,000			7		3							54,049,990
Net income		166,410,631																					166,410,631
Transfer to statutory reserves																					13,323,291		(13,323,291)
Foreign currency translation adjustment		(239,818)																							(239,818)
Ending Balance at Dec. 31, 2009		516,209,389			25	7		3			101,350			227,157,411							41,314,903		247,863,898		(228,208)
Beginning Balance (in shares) at Dec. 31, 2009					3,711.952	1,065.330		374.907			14,847,811
Issuance of shares (in shares)												5,725,000
Issuance of shares			241,048,987									39,078			241,009,909
Transfer of preference shares (in shares)					(3,711.952)	(1,065.330)		(374.907)			5,152,189
Transfer of preference shares					(25)	(7)		(3)			35,168			(35,133)
Net income		259,424,331																					259,424,331
Transfer to statutory reserves																					26,479,421		(26,479,421)
Foreign currency translation adjustment		(154,780)																							(154,780)
Ending Balance at Dec. 31, 2010		1,016,527,927									175,596			468,132,187							67,794,324		480,808,808		(382,988)
Ending Balance (in shares) at Dec. 31, 2010											25,725,000
Net income	49,674,566	312,994,474																					312,994,474
Transfer to statutory reserves																					31,792,528		(31,792,528)
Foreign currency translation adjustment	(14,400)	(90,730)																							(90,730)
Ending Balance at Dec. 31, 2011	$ 210,990,758	1,329,431,671								$ 25,725	175,596		$ 74,296,083	468,132,187						$ 15,805,179	99,586,852	$ 120,936,811	762,010,754	$ (73,040)	(473,718)
Ending Balance (in shares) at Dec. 31, 2011										25,725,000